FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss

a)	Financial assets at fair value through profit or loss

		R$ thousand
	On December 31, 2021	On December 31, 2020
Financial assets
Brazilian government securities	259,024,432	215,945,004
Bank debt securities	20,621,803	10,668,517
Corporate debt and marketable equity securities	23,766,666	16,689,704
Mutual funds	9,966,594	6,516,477
Brazilian sovereign bonds	307,452	725,515
Foreign governments securities	689,293	626,079
Derivative financial instruments	22,184,725	24,815,393
Total	336,560,965	275,986,689

Maturity

b)	Maturity

		R$ thousand
	On December 31, 2021	On December 31, 2020
Maturity of up to one year	68,882,909	60,438,153
Maturity of one to five years	202,449,463	165,430,418
Maturity of five to 10 years	36,316,999	28,103,378
Maturity of over 10 years	11,550,369	7,828,437
No stated maturity	17,361,225	14,186,303
Total	336,560,965	275,986,689

Liabilities at fair value through profit or loss
c)	Liabilities at fair value through profit or loss

		R$ thousand
	On December 31, 2021	On December 31, 2020
Derivative financial instruments	14,265,283	18,697,682
Total	14,265,283	18,697,682